Licenses- Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
License Agreements [Line Items]
Term of agreements	The term of all agreements is through the useful lives of the licensed patents or for a period of 15 to 20 years for technology rights, for which there are no applicable patent rights.
Minimum
License Agreements [Line Items]
Term of agreements	15 years
Maximum
License Agreements [Line Items]
Term of agreements	20 years